Annual Fund Operating Expenses (, Class R6)	0 Months Ended
	Jan. 31, 2014
(Balanced Fund) | Class R6
Operating Expenses:
Management fee	0.60%
Other expenses	0.11%
Total annual fund operating expenses	0.71%
Contractual expense reimbursement	(0.03%)	[1]
Total annual fund operating expenses after expense reimbursements	0.68%
(John Hancock Enduring Equity Fund) | Class R6
Operating Expenses:
Management fee	1.20%
Other expenses	0.30%	[2]
Total annual fund operating expenses	1.50%
Contractual expense reimbursement	(0.11%)	[3]
Total annual fund operating expenses after expense reimbursements	1.39%
(Global Opportunities Fund) | Class R6
Operating Expenses:
Management fee	0.84%
Other expenses	21.60%
Total annual fund operating expenses	22.44%
Contractual expense reimbursement	(21.49%)	[4]
Total annual fund operating expenses after expense reimbursements	0.95%
(Large Cap Equity Fund) | Class R6
Operating Expenses:
Management fee	0.63%
Other expenses	0.09%
Total annual fund operating expenses	0.72%
Contractual expense reimbursement	(0.03%)	[1]
Total annual fund operating expenses after expense reimbursements	0.69%
(John Hancock Seaport Fund) | Class R6
Operating Expenses:
Management fee	1.50%
Dividend and interest expense on short sales	1.41%	[5]
Interest expense on borrowings	0.05%	[5]
Remainder of other expenses	0.25%	[5]
Other expenses	1.71%	[5]
Total annual fund operating expenses	3.21%
Contractual expense reimbursement	(0.10%)	[6]
Total annual fund operating expenses after expense reimbursements	3.11%
(Small Cap Intrinsic Value Fund) | Class R6
Operating Expenses:
Management fee	0.88%	[7]
Other expenses	19.47%
Total annual fund operating expenses	20.35%
Contractual expense reimbursement	(19.39%)	[4]
Total annual fund operating expenses after expense reimbursements	0.96%

[1]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[2]	"Other expenses" have been estimated for the fund's first year of operations.
[3]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.50% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.10% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	"Other expenses" have been estimated for the fund's first year of operations. Actual expenses related to the fund's short sales transactions may vary significantly from the estimated amount shown above depending on the extent to which the subadvisor engages in short sales on the fund's behalf.
[6]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[7]	"Management fee" has been restated to reflect contractual changes effective June 1, 2012.